Note 5 - Bank Owned Life Insurance	12 Months Ended
Dec. 31, 2012
Life Insurance, Corporate or Bank Owned [Text Block]
NOTE 5:                      BANK OWNED LIFE INSURANCE

In October 2009 and February 2012, the Company purchased Bank owned life insurance on certain key members of management, in the amounts of $10 million and $2.5 million, respectively.  Such policies are recorded at their cash surrender value, or the amount that can be realized.  The increase in cash surrender value in excess of the single premium paid is reported as other noninterest income.  The balance at December 31, 2012 and 2011 was $13,657,480 and $10,770,887, respectively.